Computation Of Basic And Diluted Earnings Per Common Share (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended									12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Calculation Of Numerator And Denominator In Earnings Per Share [Line Items]
Allocation of net (loss) income to common stockholders-basic and diluted	$ (50,743)	$ 4,174	$ 2,446	$ (1,967)	$ 3,509	$ 3,959	$ (456)	$ 2,519	$ (1,263)	$ 8,162	$ 4,759	$ (9,994)
Accretion of Class L preference										84,647	72,842	65,962
Net (loss) available to common shareholders	(50,743)				(15,070)					(76,485)	(68,083)	(75,957)
Common Stock Class L
Calculation Of Numerator And Denominator In Earnings Per Share [Line Items]
Allocation of net (loss) income to common stockholders-basic and diluted		20,810	20,298	19,590	18,513	18,712	18,253	17,608	16,995	79,211	71,568	64,712
Weighted average number of common shares outstanding:
Basic and diluted	1,327,115				1,323,479					1,326,206	1,317,273	1,315,153
Earnings (loss) per share:
Basic and diluted		$ 15.68	$ 15.30	$ 14.76	$ 13.99	$ 14.20	$ 13.86	$ 13.37	$ 12.90	$ 59.73	$ 54.33	$ 49.21
Common Stock Class L | Nonvested
Calculation Of Numerator And Denominator In Earnings Per Share [Line Items]
Accretion of Class L preference					18,513					79,211	71,568	64,712
Common Stock Class L | Vested
Calculation Of Numerator And Denominator In Earnings Per Share [Line Items]
Accretion of Class L preference					66					5,436	1,274	1,251
Common Stock Class A
Calculation Of Numerator And Denominator In Earnings Per Share [Line Items]
Allocation of net (loss) income to common stockholders-basic and diluted	$ (50,743)	$ (17,412)	$ (18,521)	$ (25,482)	$ (15,070)	$ (15,083)	$ (19,030)	$ (15,406)	$ (18,564)	$ (76,485)	$ (68,083)	$ (75,957)
Weighted average number of common shares outstanding:
Basic and diluted	55,797,534				6,046,056					6,058,512	6,016,733	6,006,960
Earnings (loss) per share:
Basic and diluted	$ (0.91)	$ (2.87)	$ (3.06)	$ (4.20)	$ (2.49)	$ (2.51)	$ (3.16)	$ (2.56)	$ (3.09)	$ (12.62)	$ (11.32)	$ (12.64)